DELAWARE VIP® TRUST

Delaware VIP Emerging Markets Series
Delaware VIP High Yield Series
Delaware VIP International Value Equity Series
Delaware VIP REIT Series
Delaware VIP Small Cap Value Series
(each, a “Series”)

Supplement to the Series’ Service Class Prospectuses
dated April 30, 2009

Effective August 17, 2009, Delaware Management Company (the “Manager”) discontinued its voluntary expense cap for each Series listed above. The applicable fee table has been revised as set forth below.

For each Series’ prospectus, the following replaces the annual operating expenses table included in the “What are the Series’ fees and expenses?” section. Please note that there have been no changes to the Series’ sales charges or expense example.

Delaware VIP Emerging Markets Series

Annual Series operating expenses are deducted from the Series’ assets.1

CLASS	SERVICE
Management Fee	1.24%
Distribution and service (12b-1) fees[2]	0.30%
Other expenses	0.17%
Total annual fund operating expenses	1.71%
Fee waivers and payments	(0.05%)
Net expenses	1.66%

1 In periods of market volatility, during which assets may fluctuate substantially, the Series’ annual fund operating expenses may vary from the numbers shown above.

2 The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.

Delaware VIP High Yield Series

Annual Series operating expenses are deducted from the Series’ assets.1

CLASS	SERVICE
Management Fee	0.65%
Distribution and service (12b-1) fees[2]	0.30%
Other expenses	0.12%
Total annual fund operating expenses	1.07%
Fee waivers and payments	(0.05%)
Net expenses	1.02%

1 In periods of market volatility, during which assets may fluctuate substantially, the Series’ annual fund operating expenses may vary from the numbers shown above.

2 The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.

Delaware VIP International Value Equity Series

Annual Series operating expenses are deducted from the Series’ assets.1

CLASS	SERVICE
Management Fee	0.85%
Distribution and service (12b-1) fees[2]	0.30%
Other expenses	0.20%
Total annual fund operating expenses	1.35%
Fee waivers and payments	(0.05%)
Net expenses	1.30%

1 In periods of market volatility, during which assets may fluctuate substantially, the Series’ annual fund operating expenses may vary from the numbers shown above.

2 The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.

Delaware VIP REIT Series

Annual Series operating expenses are deducted from the Series’ assets.1

CLASS	SERVICE
Management Fee	0.75%
Distribution and service (12b-1) fees[2]	0.30%
Other expenses	0.12%
Total annual fund operating expenses	1.17%
Fee waivers and payments	(0.05%)
Net expenses	1.12%

1 In periods of market volatility, during which assets may fluctuate substantially, the Series’ annual fund operating expenses may vary from the numbers shown above.

2 The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.

Delaware VIP Small Cap Value Series

Annual Series operating expenses are deducted from the Series’ assets.1

CLASS	SERVICE
Management Fee	0.73%
Distribution and service (12b-1) fees[2]	0.30%
Other expenses	0.12%
Total annual fund operating expenses	1.15%
Fee waivers and payments	(0.05%)
Net expenses	1.10%

1 In periods of market volatility, during which assets may fluctuate substantially, the Series’ annual fund operating expenses may vary from the numbers shown above.

2 The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.

Please keep this supplement for future reference.

This Supplement is dated August 14, 2009.